Filed with the U.S. Securities and Exchange Commission on May 20, 2022
1933 Act Registration File No. 333-222463
1940 Act File No. 811-23323
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	7	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	12	[X]
(Check appropriate box or boxes.)
PROCURE ETF TRUST II
(Exact Name of Registrant as Specified in Charter)

Robert Tull
16 Firebush Road
Levittown, PA 19056
(Address of Principal Executive Offices)

 (Registrant’s Telephone Number, including Area Code): (215) 454-2540

Copy to:
Kathleen H. Moriarty, Esq.
Chapman and Cutler LLP
1270 Avenue of the Americas
New York, NY 10020

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on May 22, 2022 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box
    [ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS May 22, 2022
Procure Disaster Recovery Strategy ETF (FEMA)*
Listed on The Nasdaq Stock Market LLC

* This product is neither associated with, nor endorsed by, the Federal Emergency Management Agency.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Procure ETF Trust II (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds”. This Prospectus relates to the following Fund:

Name	CUSIP	Symbol
Procure Disaster Recovery Strategy ETF	74280R304	(FEMA)*

* This product is neither associated with, nor endorsed by, the Federal Emergency Management Agency. The Fund is an exchange-traded fund. This means that shares of the Fund are listed on a national securities exchange and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share (the “NAV”). The Fund has its own CUSIP number and exchange trading symbol.

Summary Information

Procure Disaster Recovery Strategy ETF
Investment Objective
The Procure Disaster Recovery Strategy ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the VettaFi Natural Disaster Recovery Index (the “Underlying Index”) developed by GKD Index Partners, LLC, doing business as Alerian (the “Index Provider”). The Fund is neither associated with, nor endorsed by, the Federal Emergency Management Agency.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%
(1) Estimated for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$75	$240
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correlate to the performance, before the Fund’s fees and expenses, of the Underlying Index.
The Underlying Index consists of globally-listed stocks and depositary receipts. Companies eligible for inclusion in the Underlying Index include (i) companies that are in the home improvement sub-industry as categorized by ICE; (ii) companies that are materially engaged in the development and production of emergency/backup power generators and batteries that are in the electrical components and power equipment sub-industry as categorized by ICE; and (iii) companies with government contracts that aid in natural disaster relief or mitigation within the last five years, as determined by key word hits in publicly available data. Companies in the following sub-industries are excluded from the Underlying Index: diversified defense contractors, aerospace engineering & components, and industrial conglomerates. In addition, companies whose only involvement with natural disasters is the development and provision of communication equipment or services are excluded from the Underlying Index. Companies in the Underlying Index are equally weighted.
The component companies of the Underlying Index are small-capitalization, medium-capitalization, and large-capitalization listed equity securities and depositary receipts. Securities with a price below US$1 or a total market capitalization less than US$250 million are excluded from the Underlying Index. In addition, the Underlying Index excludes companies listed in Taiwan or Korea.
The Underlying Index is owned and developed by GKD Index Partners, LLC d/b/a/ Alerian (“Alerian” or the “Index Provider”) and is calculated by Refinitiv US LLC (“Refinitiv”). Alerian and Refinitiv are not affiliated with ProcureAM, LLC, the Fund’s investment advisor (the “Advisor”), or the Fund’s distributor.
The Underlying Index is rebalanced (i.e., the weights of the Underlying Index components are reset) on a quarterly basis in March, June, September, and December and is reconstituted (i.e., Underlying Index components are added or deleted) on an annual basis each March. Underlying Index components are selected on the last business day of the month prior to reconstitution..
The Board of Trustees (the “Board”) of the Trust may change the Fund’s investment strategy, index provider or other policies without shareholder approval. Also, in certain circumstances, it may not be possible or practicable to purchase all of the component securities that make up the Underlying Index. In those circumstances, the Fund may purchase a sample of the component securities in the Underlying Index in proportions expected by the Advisor (defined below) to deliver the performance of the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancing of the Underlying Index.
The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Principal Risks
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.
Associated Risks of Companies Related to Natural Disasters—The Fund invests in the securities of companies that address natural or environmental disasters, including, but not limited to, earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena. Such companies can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, such products and services increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, such products and services generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Depositary Receipt Risk— Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Epidemic Risk— Widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers,
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and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and Ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives. Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. The COVID-19 pandemic has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted to reduce or mitigate the spread of COVID-19 by implementing non-pharmaceutical intervention measures (“NPIs”), such as quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar NPIs, such as closures, contactless delivery and remote work. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism, entertainment and other industries. As the COVID-19 pandemic continues and governments and businesses implement NPIs, the potential economic and social impacts are increasingly uncertain and difficult to assess, but may include global, regional or other economic recessions. Any future pandemics may have a similarly adverse impact on the economy and the Fund.
In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.
Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Certain equity securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
Foreign Securities Risk—The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.
Index Construction Risk—A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.
Index Risk—Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.
Industry Concentration Risk—To the extent that its Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.
Industrials Sector Risk — The prices of securities of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general, which may be cyclical. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector.
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Companies in the industrials sector may be at risk for environmental damage and product liability claims and may be adversely affected by changes or trends in commodity prices, imposition of import controls, labor relations and insurance costs.
Issuer-Specific Changes Risk—The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Liquidity Risk—The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
Market Price Risk—Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange” or “NASDAQ”) and are bought and sold in the Secondary Market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the Secondary Market and receive less than NAV when selling Shares in the Secondary Market.
Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
New Fund Risk— The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Non-Correlation Risk—The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.
Non-Diversification Risk—The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.
Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Securities Lending Risk — There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result the Fund may lose money.
Small and Mid-Capitalization Securities Risk—The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies
4

have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.
Performance Information
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ProcureETFs.com. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Investment Advisor
ProcureAM, LLC (the “Advisor”) is the investment advisor to the Fund.
Sub-Advisor
Penserra Capital Management LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are as follows:
Dustin Lewellyn, Ernesto Tong and Anand Desai of the Sub-Advisor have been appointed as the Fund’s portfolio managers.
Purchase and Sale of Fund Shares
Individual Shares of the Fund may only be purchased and sold in Secondary Market transactions through brokers and may not be purchased or redeemed directly with the Fund. Shares of the Fund are listed for trading on the NASDAQ and, because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than (premium) or less than (discount) NAV.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ProcureETFs.com.
The Fund will issue and redeem Shares at NAV, only with Authorized Participants, and only in a large specified number of Shares called a “Creation Unit” or multiples thereof with certain large institutional investors. A Creation Unit consists of 25,000 Shares. Creation Unit transactions are principally conducted in exchange for the deposit or delivery of specific securities specified by the Fund and distributed to the Authorized Participants via the NSCC Portfolio Composition File (“PCF”). Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investors should consult their tax advisors about specific situations.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW
The Trust is an investment company consisting of a number of separate investment portfolios that are exchange-traded funds (“ETFs”). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Fund, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index fund investing. The investment objective of the Fund is to correspond generally, before fees and expenses, to the performance of a particular index (the “Underlying Index”) developed by its Index Provider.
This Prospectus provides the information you need to make an informed decision about investing in the Fund. It contains important facts about the Trust as a whole and the Fund in particular.
ProcureAM, LLC (the “Advisor”) is the investment advisor to the Fund. Shares of the Fund are listed for trading on NASDAQ. The market price for a share of the Fund may be different from the Fund’s most recent NAV.

PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund will be available on the Fund’s website at www.ProcureETFs.com.
Information regarding the extent and frequency with which market prices of Shares has tracked the Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Fund’s website at www.ProcureETFs.com.

DESCRIPTION OF THE PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of its Underlying Index. Generally, the Fund invests in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to correspond generally the performance of the Underlying Index as a whole.
There also may be instances in which the Advisor or Sub-Advisor, as applicable, may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Advisor or Sub-Advisor believes are appropriate to substitute for certain securities in the Underlying Index or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may sell securities that are represented in the applicable Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in such Underlying Index in anticipation of their addition to such Underlying Index.
The Fund may invest in investments not included in its Underlying Index, but which the Advisor or Sub-Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor or Sub-Advisor may choose to purchase (or sell) securities not in the Underlying Index which the Advisor or Sub-Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to correspond generally, before fees and expenses, the performance of the Underlying Index.
To the extent that the Fund’s Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Underlying Index.
These requirements are applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. Each policy is “non-fundamental,” which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act.
As Fund cash flows permit, the Advisor or Sub-Advisor may use cash flows to adjust the weights of the Fund’s Underlying investments in an effort to minimize any differences in weights between the Fund and its respective Underlying Index.
To the extent the Advisor or Sub-Advisor to the Fund makes investments on behalf of the Fund that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Advisor has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration as a commodity pool operator under the CEA.
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ADDITIONAL INVESTMENT STRATEGIES
In addition to its principal investment strategies, the Fund may also invest in money market instruments, including short-term debt instruments and repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), rather than its Underlying Index components, when it would be more efficient or less expensive for the Fund to do so, for liquidity purposes, or to earn interest. The Advisor anticipates that it may take approximately two business days for additions and deletions to a Fund’s Underlying Index to be reflected in the portfolio composition of the Fund.
Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

DESCRIPTION OF THE PRINCIPAL RISKS OF THE FUND
The Advisor and the Underlying Index have a limited operating history; therefore, investors need to be aware that the investment returns, and the underlying index methodology may not deliver the expected returns or achieve the intended results.
An investment or type of security specifically identified in the Prospectus generally reflects a principal investment of the Fund. The Fund also may invest in or use certain other types of investments and investing techniques that are more fully described in the SAI. An investment or type of security only identified in the SAI typically is treated as a non-principal investment. Additional information on the principal risks and certain non-principal risks of the Fund is described below. Not all the risks are principal risks for the Fund. The fact that a particular risk is not indicated as a principal risk for the Fund does not mean that the Fund is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a principal risk for that Fund. Although the Fund will not generally trade for short-term profits, circumstances (e.g., a rebalancing of the Fund’s Index) may warrant a sale without regard to the length of time a security was held. A high turnover rate may increase transaction costs, which decreases the value of investments and may result in additional taxable gains for Shares held through a taxable account.
In addition, investors should note that the Fund reserves the right to cease operations and liquidate at any time without shareholder approval, or to merge or reorganize itself without shareholder approval, unless required by applicable law. The Board has also determined that the Fund’s underlying index is not fundamental to the Fund and hence may be changed by a majority vote of the Board of Trustee’s with notice to investors. It may also change its respective Underlying Index, after giving notice to investors through its website and the media. If the Advisor believes the Underlying Index no longer represents a viable investment strategy it may benchmark the Fund to any other index. The Advisor may change service providers to the Fund as needed. The Advisor may lower fees to investors without shareholder vote.
Investors in the Fund should carefully consider the risks of investing in the Fund as set forth in the Fund’s Summary Information section under “Principal Risks.” Unless otherwise noted, each risk discussed below is applicable to the Fund.
Associated Risks of Companies Related to Natural Disasters
The Fund invests in the securities of companies that address natural or environmental disasters, including, but not limited to, earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena. Such companies can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, such products and services increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, such products and services generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Depositary Receipt Risk
The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs
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may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares.
Epidemic Risk
Widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and Ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives. Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. The COVID-19 pandemic has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted to reduce or mitigate the spread of COVID-19 by implementing non-pharmaceutical intervention measures (“NPIs”), such as quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar NPIs, such as closures, contactless delivery and remote work. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism, entertainment and other industries. As the COVID-19 pandemic continues and governments and businesses implement NPIs, the potential economic and social impacts are increasingly uncertain and difficult to assess, but may include global, regional or other economic recessions. Any future pandemics may have a similarly adverse impact on the economy and the Fund.
In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.
Equity Securities Risk
The Fund may invest in equity securities, which include common stocks (and may include other equity securities), and the prices of equity securities generally fluctuate in value more than other investments. The price of equity securities may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. Price movements in equity securities may result from factors or events affecting individual issuers, industries, or the entire market, such as changes in economic or political conditions. In addition, equity markets tend to move in cycles that may cause downward price movements over prolonged periods of time. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debt holders. If the prices of the equity securities held by the Fund fall, the value of your investment in the Fund will be adversely affected. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Foreign Securities Risk
The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.
Index Construction Risk
A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.
Index Risk
Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance due to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.
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Industry Concentration Risk
To the extent that its Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.
Industrials Sector Risk
The prices of securities of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general, which may be cyclical. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims and may be adversely affected by changes or trends in commodity prices, imposition of import controls, labor relations and insurance costs.
Issuer-Specific Changes Risk
The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Large-Capitalization Securities Risk
The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Liquidity Risk
The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three month average daily trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.
Market Price Risk
Shares are listed for trading on the NASDAQ and are bought and sold in the Secondary Market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the Secondary Market and receive less than NAV when selling Shares in the Secondary Market.
Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
New Fund Risk
The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Non-Correlation Risk
The Fund’s return may not match the return of its Underlying Index for many reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies. An Underlying Index is not required to apply fair valuation to its constituents, but the Fund may apply fair valuation to its portfolio securities in certain situations, which may lead to increased differences between a Fund’s performance and that of its Underlying Index.
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Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all the securities included in its Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing its performance to deviate from the Underlying Index.
The Fund may not be fully invested at times, either because of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Underlying Index, its return may not correlate well with the return of its Underlying Index, as would be the case if it purchased all the securities in the Underlying Index with the same weightings as its Index.
Non-Diversification Risk
The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Passive Management Risk
Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.
Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Securities Lending Risk
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small and Mid-Capitalization Securities Risk
The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.
In addition to the Principal Risks described above, the Fund may also be exposed to the following Risks.
Asset Class Risk
The securities in an Underlying Index or in the Fund’s portfolio may underperform the returns of other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Different types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources and regulation and governmental controls.
Authorized Participant Concentration Risk
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to engage in creation or redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
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Concentration Risk
The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.
Currency Risk
Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the foreign currencies in which the Fund’s holdings are denominated depreciate against the U.S. dollar, even if the local currency value of the Fund’s holdings increases. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk means that a strong U.S. dollar will reduce returns for U.S. investors, while a weak U.S. dollar will increase those returns. The Fund will not hedge against fluctuations in foreign currencies. The value of the US dollar measured against a foreign currency is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government.
Cyber Security Risk
With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s advisor, sub-advisor, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of the Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the Index Provider, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Liquidity Risk Management Rule Risk
Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Fund, to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a liquidity risk management program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed the Advisor as the administrator of the liquidity risk management program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk. The Liquidity Rule and the Fund’s ability to rely on the exclusions for “in-kind” ETFs may impact the Fund’s performance and/or ability to achieve its investment objective.
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Management Risk
The strategy used by the Fund to match the performance of the Underlying Index may fail to produce the intended results. The skill of the Advisor or Sub-Advisor will play a significant role in the Fund’s ability to achieve its investment objectives. The Fund’s ability to achieve its investment objectives depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting projected dividend and growth rates and inflationary and deflationary periods. In addition, the Fund’s ability to achieve its investment objective depends on the Advisor’s or Sub-Advisor’s ability to select stocks, particularly in volatile stock markets. The Advisor or Sub-Advisor could be incorrect in its analysis of industries, companies’ projected dividends and growth rates and the relative attractiveness of value stocks and other matters. Additionally, if the Advisor uses a “sampling” approach to managing an Underlying Index, the performance of the Fund may not correlate with the Underlying Index as well as if the Fund “replicated” the Underlying Index by buying all of its constituent stocks.
Market Risk
The value of, or income generated by, the securities held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. The value of certain securities (e.g., equity securities) tends to fluctuate more dramatically over the shorter term than do the value of other asset classes. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions that may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the securities held by the Fund will increase in value along with the broader markets. For example, the value of a Fund’s investments in securities or other instruments may be particularly susceptible to changes in commodity prices. As a result, a change in commodity prices may adversely affect the Fund’s investments. Volatility of financial markets can expose the Fund to greater market risk, possibly resulting in reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by the Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Advisor potentially will be prevented from executing investment decisions at an advantageous time or price because of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity. Changes or disruptions in market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, affect the Fund’s ability to pursue its investment objective and the Fund’s performance. In general, the securities or other instruments represented in the Fund’s Underlying Index or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment or forgo the investment at the time. This may adversely affect the Fund and increase the Fund’s Underlying Index tracking error.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will continue to develop and be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in Secondary Market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the Secondary Market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the Secondary Market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary Market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
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Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
National Closed Market Trading Risk
To the extent that the underlying securities held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Portfolio Turnover Risk
The Fund may engage in active and frequent trading of its portfolio securities to reflect the periodic rebalancing of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all its securities two times during the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.
Risk of Investing in the United States
The Fund may have significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
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Risks Relating to Calculation of NAV
The Fund relies on various sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.
Tariff Disputes or Trade Wars Risk
Significant tariff disputes between trading partners can cause affected countries to retaliate, resulting in “trade wars” which can cause negative effects on the economies of such countries, as well as the global economy. For example, a trade war could cause increased costs for goods imported to the trading partners, thus limiting customer demand for these products and reducing the volume and scope of trading. In addition, disruption in trading markets may result to depressed capital and business investment, curtailed spending, as well as volatile or otherwise negatively impacted financial markets. These effects can be amplified as business confidence drops and investment decisions are delayed. Also, imposition of new or higher tariffs can result in the adoption of tariffs by other countries, thus widening the negative effects on the global economy.
Tracking Error Risk
The Fund’s performance may not match its Underlying Index during any period of time. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur. For example, the Fund may not be able to invest in certain securities included in its Underlying Index due to restrictions or limitations imposed, by or a lack of liquidity in, certain countries in which such securities trade, or may be delayed in purchasing or selling securities included in the Underlying Index. To the extent the Fund intends to engage in a significant portion in cash transactions for the creation and redemption of Shares, such practice may affect the Fund’s ability to match the return of its Underlying Index.
Trading Issues Risk
Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. There can be no assurance that an active trading market will develop or be maintained. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares when desired. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that Shares will trade with any volume, or at all, in any Secondary Market. As with other exchange traded securities, Shares may be sold short and may experience increased volatility and price decreases associated with such trading activity.
Trading Price Risk
It is expected that the shares of the Fund (in each case, “Shares”) will be listed for trading on the Exchange and will be bought and sold in the Secondary Market at market prices. Although it is generally expected that the market price of the Shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares in the Secondary Market, and you may receive less than NAV when you sell those Shares in the Secondary Market. Similar to shares of other issuers listed on a stock exchange, Shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities, particularly through creations and redemptions by Authorized Participants dealing directly with the Fund. While the creation/redemption feature is designed to make it more likely that the Fund’s Shares normally will trade on the Exchange at prices close to its next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
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Valuation Risk
The price the Fund could receive upon sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

ADDITIONAL RISKS
Absence of Prior Active Market
Although Shares are approved for listing and have been trading on the Exchange, there can be no assurance that an active trading market will continue to develop and be maintained for the Shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or the Fund may ultimately liquidate.
Fluctuation of Net Asset Value
The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Exchange. The Advisor cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.
Shares are not Individually Redeemable
Shares may be redeemed by the Fund only in large blocks known as “Creation Units” which are expected to be worth in excess of $500,000 each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Fund. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.
Tax Risks
To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.
Furthermore, the tax treatment of derivatives is unclear for purposes of determining the Fund’s tax status. In addition, the Fund’s transactions in derivatives may result in the Fund realizing more short-term capital gains and ordinary income that are subject to higher ordinary income tax rates than if it did not engage in such transactions.
Please refer to the SAI for a more complete discussion of the risks of investing in Shares.

CONTINUOUS OFFERING
The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the
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circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS
The Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For the Fund, a Creation Unit is comprised of 25,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Fund cannot issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant, or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participation Agreement”). It is expected that only large institutional investors will purchase and redeem Shares directly from the Fund in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.
Retail investors may acquire Shares in the Secondary Market (not from the Fund) through a broker or dealer. Shares are listed on the Exchange and are publicly traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.
When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
The creation and redemption processes discussed above are summarized, and such summary only applies to shareholders who purchase or redeem Creation Units (they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET
Most investors will buy and sell Shares of the Fund in Secondary Market transactions through brokers. Shares of the Fund will be listed for trading on the Secondary Market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots” at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.
Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.
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Book Entry
Shares of the Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.
These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of the Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

MANAGEMENT
Board of Trustees
The Board of Trustees of the Trust is responsible for the general supervision and overseeing the management and business affairs of the Fund. The Board of Trustees appoints officers who are responsible for the day-to-day operations and oversee operations of the Fund by its officers. The Board of Trustees also reviews management of the Fund’s assets by the investment advisor and sub-advisor. Information about the Board of trustees and executive officers of the Fund is contained in the SAI.
Investment Advisor
The Advisor is registered as an investment advisor with the SEC. The Advisor’s principal office is located at 16 Firebush Road, Levittown, Pennsylvania 19056.
The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Fund. The Advisor has arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Fund to operate.
As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to a percentage of the Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Fund Name	Management Fee
Procure Disaster Recovery Strategy ETF	0.75%
The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisor is a SEC-registered investment adviser, and advises the Fund and other ETFs. The Sub-Advisor serves as sub-advisor to the Fund pursuant to a Sub-Advisory Agreement. The basis for the Trustees’ approval of the Advisory Agreement and the Sub-Advisory Agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.
Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust (except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Advisor under the Advisory Agreement).
The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Fund.
Portfolio Management
Sub-Advisor
Pursuant to an investment sub-advisory agreement (“Sub-Advisory Agreement”), Penserra Capital Management LLC, a New York limited liability company with a Principal Office located at 4 Orinda Way, 100-A, Orinda, California 94563 (“Penserra” or the “Sub-Advisor”), is responsible for the day-to-day management of the Fund. The Sub-Advisor provides investment advisory services to other ETFs. The Sub-Advisor is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee for its services.
The Sub-Advisor has been registered as an investment adviser since 2014.
The Sub-Advisor is responsible for managing the investment portfolio of the Fund and will direct the purchase and sale of the Fund’s investment securities. The Sub-Advisor utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.
In the future, the Advisor may seek exemptive relief to permit the Fund to replace any sub-advisor without shareholder approval, and the Board reserves the right to replace any sub-advisor with another sub-advisor without the approval of shareholders if the Board believes it is in the best interest of shareholders.
PORTFOLIO MANAGERS.
The Fund’s day-to-day activities are managed by a team of portfolio managers from Penserra Capital Management, LLC, the Sub-Advisor.
Dustin Lewellyn, Ernesto Tong, and Anand Desai are the Fund’s portfolio managers and are jointly responsible for the day-to-day management of the Fund. The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.
Mr. Lewellyn has been Chief Investment Officer with Penserra since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio operations and portfolio management at a large asset management firm for more than 6 years.
Mr. Tong has been a Managing Director with Penserra since 2015. Prior to that, Mr. Tong spent seven years as vice president at Blackrock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.
Mr. Desai has been a Senior Vice President with Penserra since 2020. Mr. Desai has served in various roles at Penserra since joining the team in 2015. Prior to that, Mr. Desai was a portfolio fund accountant at State Street for five years.
For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund, see the SAI.

OTHER SERVICE PROVIDERS
Index Provider to the Procure Disaster Recovery Strategy ETF
GKD Index Partners, LLC d/b/a/ Alerian located at 3625 N Hall Street, Suite 1200, Dallas, TX 75219, developed and sponsors the Underlying Index for the Procure Disaster Recovery Strategy ETF. The Fund is not sponsored, endorsed, sold or promoted by GKD Index Partners, LLC.
THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Fund Administrator, Custodian, and Transfer Agent for the Procure Disaster Recovery Strategy ETF
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s Administrator and Transfer Agent. U.S. Bank, National Association, serves as the custodian to the Fund (the “Custodian”). The Custodian and Fund Services are affiliates.
Distributor
Quasar Distributors LLC (“Quasar” or “Distributor”) serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a Secondary Market in Shares. ProcureAM, LLC has entered into a Services Agreement with Quasar to distribute the Fund.
Compliance Services
Cipperman Compliance Services (“CCS”), located at 480 East Swedesford Road, Suite 220, Wayne, Pennsylvania 19087, manages the compliance program of the Trust and the Fund. Stacey Gillespie of CCS serves as the Trust’s Chief Compliance Officer (the “CCO”) and performs the functions of the CCO as described in Rule 38a-1 under the 1940 Act. The CCO shall have primary responsibility for administering the Trust’s compliance policies and procedures adopted pursuant to Rule 38a-1 (the “Compliance Program”) and reviewing the Compliance Program, in the manner specified in Rule 38a-1, at least annually or as may be required by Rule 38a-1, as may be amended from time to time. The CCO reports directly to the Board of Trustees regarding the Compliance Program.
Independent Registered Public Accounting Firm
Cohen & Company Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Trust.
Legal Counsel
Chapman and Cutler LLP, 1270 Avenue of the Americas, New York, New York 10020, serves as counsel to the Trust and the Fund.

FREQUENT TRADING
The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Fund is expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs (the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.
The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.
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DISTRIBUTION AND SERVICE PLAN
The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.
The Advisor and its affiliates may, out of their own resources, pay amounts (“Payments”) to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. The Advisor may make Payments for such third parties to organize or participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about ETFs, including ETFs advised by the Advisor, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor also may make Payments to third parties to help defray costs typically covered by a trading commission, such as certain printing, publishing and mailing costs or materials relating to the marketing of services related to exchange-traded products (such as commission-free trading platforms) or exchange-traded products in general (“Administrative Costs”). As of the date of this Prospectus, the Advisor has not entered into arrangements whereby it would make Payments.

DETERMINATION OF NET ASSET VALUE (NAV)
The NAV of the Shares for the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places. The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m. New York time).
In calculating NAV, the Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for the Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times. The Fund’s foreign securities may trade on weekends or other days when Fund Shares do not trade. Consequently, the value of portfolio securities of the Fund may change on days when Shares of the Fund cannot be purchased or sold. With respect to any portion of the Fund’s assets invested in one or more underlying mutual funds, the Fund’s NAV is calculated based upon the NAVs of those underlying mutual funds.
When market quotations are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; and (3) securities whose trading has been halted or suspended.
The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If the Fund invests in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
Valuing the Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine the Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.
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INDICATIVE INTRA-DAY VALUE
The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by ICE Data Indices LLC every 15 seconds during hours of trading of the Fund. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.
An independent third-party calculator calculates the IIV for the Fund during hours of trading of the Fund by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.
The Fund may provide the independent third-party calculator with information to assist in the calculation of the IIV, but the Fund is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Net Investment Income and Capital Gains
As the Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to their shareholders as “distributions.”
The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, typically are passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever they sell securities. Net capital gains typically are passed along to shareholders as “capital gain distributions.” Net investment income and net capital gains typically are distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). In addition, the Fund may decide to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of a distribution that represents a return of capital.
Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through which you purchased Shares makes such option available. Distributions which are reinvested nevertheless will be subject to U.S. federal income tax to the same extent as if such distributions had not been reinvested.
U.S. Federal Income Taxation
The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the Code, U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of the Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, regulated investment companies (“RICs”), real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S. tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.
The Fund has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction. The following information supplements, and should be read in conjunction with, the section in the SAI entitled “U.S. Federal Income Taxation.”

Tax Treatment of a Fund
The Fund intends to qualify and elect to be treated as a separate RIC under the Code. To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.
As a RIC, the Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.
The Fund generally will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year an amount at least equal to the sum of 98% of its ordinary income for the calendar year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the twelve months ended October 31 of such year (or later if the Fund is permitted to elect and so elects), plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. The Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.
The Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to currently deduct a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
Tax Treatment of Fund Shareholders
Taxation of U.S. Shareholders
The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.
Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.
Distributions of a Fund’s net investment income and net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for distributions of “qualified dividend income,” as discussed below). To the extent designated as capital gain dividends by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of “qualified dividend income” (defined below) are, to the extent of a Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Substitute payments received on Fund Shares that are lent out will be ineligible for being reported as qualified dividend income. If a Fund pays
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a dividend that would be “qualified” dividend income for individuals, corporate shareholders may be entitled to a dividends received deduction.
The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and generally as capital gain thereafter. Any such distribution will reduce the shareholder’s tax basis in the Shares, and thus will increase the shareholder’s capital gain, or decrease the capital loss, recognized upon a sale or exchange of Shares.
In addition, individuals with adjusted gross incomes above certain threshold amounts (and certain trusts and estates) generally are subject to a 3.8% Medicare tax on “net investment income” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from the Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.
If a Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of a Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.
Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).
Sales or Exchanges of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally (including an exchange of Shares of one Fund for Shares of another Fund) is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.
Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant generally recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant generally recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.
In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.
Back-Up Withholding
The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 24% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS
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Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.
Taxation of Non-U.S. Shareholders
The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation applicable to non-U.S. shareholders.
With respect to non-U.S. shareholders of the Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of a Fund’s net capital gain. Special rules (not discussed herein) apply with respect to dividends of a Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”
In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that, among other requirements, the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.
In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of a Fund.
To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.
Foreign Account Tax Compliance Act
The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.
“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.
A Fund or shareholder’s broker may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. A Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.
The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.
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For a more detailed tax discussion regarding an investment in the Fund, please see the section of the SAI entitled “U.S. Federal Income Taxation.

CODE OF ETHICS
The Trust, the Advisor, and the Sub-Advisor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor, and the Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Advisor, or the Sub-Advisor, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Advisor, or the Sub-Advisor.
There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund, subject to certain conditions. The codes are on file with the SEC and are available to the public.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Advisor maintains a website for the Fund at www.ProcureETFs.com. The website for the Fund contains the following information, on a per-Share basis, for the Fund: (1) the prior Business Day’s NAV; (2) the reported mid-point of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, the Fund will disclose on its website (www.ProcureETFs.com) the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve their objectives. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.
For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.
THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND HAS NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE UNDERLYING INDEX, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL HIGHLIGHTS
Financial Highlights are not presented for the Fund since the Fund had not commenced operations as of the date of this Prospectus.

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PRIVACY POLICY
Procure ETF Trust II is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.
The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.
We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.
We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers, such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.
We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.
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FREQUENTLY USED TERMS

Trust	Procure ETF Trust II, a registered open-end investment company
Fund	The investment portfolio of the Trust
Shares	Shares of the Fund offered to investors
Advisor	ProcureAM, LLC
Custodian	U.S. Bank, National Association, the custodian of the Fund’s assets
Distributor	Quasar Distributors, LLC, the distributor of the Fund
AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor
Primary Market	NASDAQ, the primary market on which Shares are listed for trading.
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on the Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value
SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended
Sub-Advisor	Penserra Capital Management LLC
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Procure ETF Trust II
Mailing Address
c/o ProcureAM, LLC
16 Firebush Road
Levittown, Pennsylvania 19056
www.ProcureETFs.com

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PROSPECTUS     |    May 22, 2022
PROCURE ETF TRUST II
FOR MORE INFORMATION
If you would like more information about the Trust, the Fund and the Shares, the following documents are available free upon request, when they become available:
Annual/Semi-Annual Report
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Fund’s annual and semi-annual reports (when available) and the SAI are available free upon request by calling 1-866-690-3837. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: www.ProcureETFs.com.
To obtain other information and for shareholder inquiries:

By telephone:	1-866-690-3837
By mail:	Procure ETF Trust II c/o ProcureAM, LLC 16 Firebush Road, Levittown PA 19056
On the Internet:	SEC Edgar database: http://www.sec.gov
You may review and obtain copies of Fund documents (including the SAI) after paying a duplicating fee, by electronic request to: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.
Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.
The Trust’s investment company registration number is 811-23323.

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STATEMENT OF ADDITIONAL INFORMATION
PROCURE ETF TRUST II
c/o ProcureAM, LLC
16 Firebush Road
Levittown, Pennsylvania 19056
PHONE: 215-454-2540
 May 22, 2022
This Statement of Additional Information (this “SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated May 22, 2022 (the “Prospectus”) for Procure ETF Trust II (the “Trust”), relating to the fund (“Fund”) set forth in the table below, as it may be revised from time to time.
Fund Name
Procure Disaster Recovery Strategy ETF (FEMA)*
Listed on The Nasdaq Stock Market LLC
* This product is neither associated with, nor endorsed by, the Federal Emergency Management Agency.

The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated into this SAI by reference to the Fund’s most recent Annual Report to Shareholders.
A copy of the Trust’s Prospectus relating to the Fund and the Fund’s annual or semi-annual report (when available), may be obtained without charge by writing to the Trust, c/o ProcureAM, LLC, 16 Firebush Road, Levittown, Pennsylvania 19056, by calling 1-866-690-3837, or by visiting the Trust’s website at www.ProcureETFs.com.
Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.
The SAI does not constitute an offer to sell securities.

The information contained herein regarding the index underlying the Fund (the “Underlying Index”) and GKD Index Partners, LLC, doing business as Alerian (the “Index Provider”), was provided by the Index Provider, while the information contained herein regarding the securities markets and The Depository Trust Company was obtained from publicly available sources.
The Underlying Index is the “VettaFi Natural Disaster Recovery Index ”.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND
The Trust was organized as a Delaware statutory trust on December 19, 2017 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, of which one is in operation. This SAI addresses the following investment portfolio of the Trust, which is deemed to be non-diversified for the purposes of the 1940 Act (the “Fund”).
Procure Disaster Recovery Strategy ETF (FEMA)*
Other portfolios may be added to the Trust in the future. The shares of the Fund are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
ProcureAM, LLC (the “Advisor”) is the investment advisor for the Fund. The Advisor is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”). Penserra Capital Management LLC serves as the investment sub-advisor (the “Sub-Advisor”) for the Fund.
The Fund offers and issues Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The Shares of the Fund trade or are expected to trade on the Nasdaq Stock Market (the “Exchange” or “NASDAQ”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 25,000 Shares of the Fund. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.
If the Fund presently creates and redeems Fund Shares in kind, the Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Units” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
EXCHANGE LISTING AND TRADING
There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
INVESTMENT OBJECTIVES AND POLICIES
Investment Objectives
The Fund has a distinct investment objective and policies. There can be no assurance that the Fund’s objective will be achieved. The investment objective of the Fund is to provide investment results that correspond generally to the performance (before the Fund’s fees and expenses) of the Underlying Index.
All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Fund, its policies, and the investment instruments it holds, is provided below.

The Fund’s share prices will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. The Fund should not be relied upon as a complete investment program.
Investment Restrictions
The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to the Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of the Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.
All of the percentage limitations below and in the investment restrictions recited in the Prospectus apply to the Fund on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by the Fund that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in the Fund’s assets will not be considered a violation of the Fund’s policies or restrictions. “Value” for the purposes of all investment restrictions shall mean the value used in determining the Fund’s net asset value (“NAV”). With respect to the Fund’s fundamental investment restriction B, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.
As a matter of fundamental policy, the Fund:
A.May not invest 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the United States (“U.S.”) government or any of its agencies or instrumentalities). Nonetheless, to the extent the Fund’s Underlying Index is concentrated in a particular industry or group of industries, the Fund’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to Underlying Index Components (as defined below) to track its Underlying Index.
B.May borrow money, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
C.May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
D.May act as an underwriter of securities within the meaning of the Securities Act of 1933 (the “1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
E.May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
F.May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
G.May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single ETF, open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.
INVESTMENT STRATEGIES AND RISKS
A discussion of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Principal Risk Factors,” “Description of the Principal Risks of the Fund” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.
General
Investments in the Fund should be made with an understanding that the value of the portfolio of securities held by the Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The Fund is not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from its respective Underlying Index.
An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the Secondary Market or due to other extraordinary circumstances.
Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities. It is also possible that the composition of the Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio securities in order to continue to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).
In addition, the Fund may invest in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to correspond generally, before fees and expenses, the performance of the Underlying Index.
Furthermore, the Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, indices and futures contracts (collectively, “Financial Instruments”). As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Underlying Index Components in order to achieve exposures that are similar to those of the Underlying Index.
Tracking Error Risk
The Fund’s performance may not match its Underlying Index during any period of time. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to the risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.
To the extent that the value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates selected by the Advisor that differ from the exchange rates selected by the index provider for use in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index due to restrictions or limitations imposed by, or a lack of liquidity in, certain countries and stock exchanges in which such securities trade or may be delayed in purchasing or selling securities included in the Underlying Index. In addition, if the Fund utilizes depositary receipts and/or derivative instruments, its return may not correlate as well with the Underlying Index as would be the case if the Fund purchased all the securities in the Underlying Index directly. Additionally, the Fund may fair value the foreign securities it holds. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected.
Index Risk
An underlying index may not be successful in replicating the performance of its target strategies. Each underlying index is partially based on an assessment of historical data sets. To the extent that data turns out not to be predictive of future events, the return of the Underlying Index may deviate from its objective.
Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance due to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.
Common Stock
The Fund may invest in common stock. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. The Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Small Cap Stock Risk
Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization or mid-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of large-capitalization or mid-capitalization companies to adverse business and economic developments. The stocks of small-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of large-capitalization companies and are more susceptible to adverse developments concerning their products.
Industrials Sector Risk
The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events and economic conditions affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Securities Lending
The Fund may lend portfolio securities to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breach its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.
Money Market Instruments
The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis rather than in Underlying Index Components, when it would be more efficient or less expensive for the Fund to do so, or as collateral for Financial Instruments, for liquidity purposes, or to earn interest. The instruments in which the Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Advisor; (4) repurchase agreements; and (5) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Depositary Receipts
To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.
American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the Depositary Receipts. The use of a Depositary Receipt may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the Depositary Receipt.
Cyber Security
With the increasing use of the Internet and technology in connection with the Fund’s operations, the Fund has become potentially more susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and unauthorized access to the Fund’s systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Fund’s systems. A cyber security breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s NAV, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs.
The Fund and its shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents. In addition, because the Fund works closely with third-party service providers (e.g., custodians and unaffiliated sub-advisers), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which the Fund invests may similarly negatively impact Fund shareholders because of a decrease in the value of these securities. While the Fund has established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful particularly since the Fund does not control the cyber security systems of issuers or third-party service providers. The Fund and its shareholders could be negatively impacted as a result.
Investment Company Securities
The Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act that allows registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 under the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on Shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Additionally, the Fund may rely on Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Fund complies with the terms and conditions of such rule.
Liquidation of the Fund
The Board may determine to close and liquidate the Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as account fees or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
Market Price Risk
Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and Ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives. Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. The COVID-19 pandemic has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted to reduce or mitigate the spread of COVID-19 by implementing non-pharmaceutical intervention measures (“NPIs”), such as quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar NPIs, such as closures, contactless delivery and remote work. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism, entertainment and other industries. As the COVID-19 pandemic continues and governments and businesses implement NPIs, the potential economic and social impacts are increasingly uncertain and difficult to assess, but may include global, regional or other economic recessions. Any future pandemics may have a similarly adverse impact on the economy and the Fund.
In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.
Passive Management Risk
Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Special Purpose Acquisition Companies
The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
Tax Risks
As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.
MANAGEMENT
Board Responsibilities. The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Sub-Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor provides the Board with an overview of, among other things, the firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.
Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.
The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and the Sub-Advisory Agreement with the Sub-Advisor, the Board receives detailed information from the Advisor. Among other things, the Board regularly considers the Advisor’s and Sub-Advisor’s adherence to the Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.
The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and the Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures, and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Fund, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.
The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor or the Sub-Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.
Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.
The Chairman of the Board, Robert Tull, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (the “Interested Trustee”) because of his affiliation with the Advisor. Three of the Trustees, John Jacobs, Erik Liik and James Brenner, and their immediate family members have no affiliation or business connection with the Advisor or the Fund’s principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Fund’s principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”
There is an Audit Committee and a Nominating and Governance Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter.
There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Advisor to take action in connection with the valuation of portfolio securities held by the Fund in accordance with the Board-approved Valuation Procedures. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Fund, the number of portfolios overseen by the Board and the total number of trustees on the Board.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

John L. Jacobs (1959)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Alerian (Chairman, June 2018 to Present); Georgetown University (Academic Staff, 2015 to Present); Nasdaq (Executive Vice President and Senior Advisor, 2013-2016)	2	SHP ETF Trust (Independent Trustee) (2 portfolios); Horizons Trust ETFs (Independent Trustee); AWA ETFs (Independent Trustee); Listed Funds Trust (Independent Trustee) (48 portfolios); Alerian (Chairman); tZERO Group, Inc. (Director)
Erik A. Liik (1958)	Trustee	Term: Unlimited Served as Trustee: since October 2018	ETF Development & Distribution Consultant (2012 to Present)	2	N/A
James H. Brenner (1984)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Triton Partners (Investor Relations, 2019 to Present); Patria Investments (Business Development/Investor Relations, 2016 to 2019); PineBridge Investments (Asset Manager, 2010-2016)	3	Procure ETF Trust I (Independent Trustee)
Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Robert Tull (4) (1952)	Chairman, Trustee and President	Term: Unlimited Served since October 2018	ProcureAM, LLC (President, 2017 to Present), Procure Holdings LLC (President, 2018 to Present); Robert Tull & Co. (President, 2005 to Present)	3	Virtus ETFs (Independent Trustee) (15 Portfolios), ETFis Series Trust I (Independent Trustee) (15 portfolios); Procure ETF Trust I (Interested Trustee)

Other Officers

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Stacey Gillespie (1974)	Chief Compliance Officer	Term: Unlimited Served since February 2020	Cipperman Compliance Services, LLC (Managing Director, 2015 to Present); Boenning & Scattergood, Inc. (Chief Compliance Officer, 2007 to 2015)

Andrew Chanin (1985)	Secretary	Term: Unlimited Served since October 2018	Procure Holdings LLC (Chief Executive Officer, 2018 to Present); ProcureAM, LLC (CEO, 2017 to Present); PureShares, LLC (CEO/COO 2011 to Present)

Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since October 2018	Procure Holdings, LLC (CFO, 2018 to Present), ProcureAM LLC (CFO, 2017 to Present); PureShares, LLC (Accountant, 2015 to Present); Chester Medical Associates (Comptroller, 1990 to Present)
(1)The address of each Trustee or officer is c/o ProcureAM, LLC, 16 Firebush Road, Levittown, Pennsylvania 19056.
(2)Trustees and Officers serve until their successors are duly elected and qualified.
(3)The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s Funds and the funds of Procure ETF Trust I.
(4)Robert Tull is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Advisor.
Description of Standing Board Committees
Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. John Jacobs serves as the Chairman of the Audit Committee and all of the Independent Trustees serve on the Trust’s Audit Committee. During the fiscal year ended October 31, 2021, the Audit Committee met twice.
Nominating and Governance Committee. The Nominating and Governance Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board on ways to improve its effectiveness. Erik Liik serves as the Chairman of the Nominating and Governance Committee and all of the Independent Trustees serve on the Nominating and Governance Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee considers nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the Procure ETF Trust II Nominating Committee. During the fiscal year ended October 31, 2021, the Nominating and Governance Committee did not meet.
Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Fund in accordance with the Trust’s Valuation Procedures. James Brenner serves as the Chairman of the Valuation Committee and all of the Independent Trustees serve on the Valuation Committee, which meets on an ad hoc basis. During the fiscal year ended October 31, 2021, the Valuation Committee met four times.

Individual Trustee Qualifications
The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Robert Tull should serve as Trustee of the Fund because of the experience he has gained as President of the Advisor, his extensive knowledge of and experience in the financial services and ETF industry, and the experience he has gained serving as President of the Trust since its inception.
The Trust has concluded that John Jacobs should serve as Trustee of the Fund because he is an experienced executive and board member in the financial services industry and has intimate knowledge of the operations of the ETF industry and his general expertise with respect to financial matters and accounting principles.
The Trust has concluded that Erik Liik should serve as Trustee of the Fund because of the experience he has gained as a Financial Services/Asset Management Executive, and, in particular, his prior service in the financial services industry specializing in all aspects of distribution, issuance and operations of ETFs.
The Trust has concluded that James Brenner should serve as Trustee of the Fund because of his experience in the financial services industry, including his experience as a Certified Financial Advisor.
Trustee Ownership of Shares.
The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.
As of December 31, 2021, no Trustee owned shares of the Fund or shares of any other series of the Trust.
Board Compensation
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays, in the aggregate, each Independent Trustee an annual fee of $12,000. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $1,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings, which amounts are not included in the following table. The following table sets forth certain information with respect to the compensation estimated to be earned by each Trustee for the fiscal year ended October 31, 2022:

Name and Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)

John Jacobs, Trustee	$13,000	$0	$0	$13,000
Erik Liik, Trustee & Chairman	$13,000	$0	$0	$13,000
James Brenner, Trustee	$13,000	$0	$0	$13,000
Robert Tull, Trustee	$0	$0	$0	$0
(1)“Fund Complex” consists of all ETFs advised by the Advisor and its affiliate advisors.
Code of Ethics
The Trust, its Advisor, and Sub-Advisor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, subject to certain conditions.

PROXY VOTING POLICIES
The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review the Fund’s proxy voting record.
The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-866-690-3837. It will also be available on the SEC’s EDGAR website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. As of the date of this SAI, the Fund had not commenced operations, and consequently, there were no Shares outstanding.
MANAGEMENT SERVICES
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”
Investment Advisor
ProcureAM, LLC, the Advisor, serves as investment advisor to the Fund and along with the Board has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for the Fund and is responsible for the investment of the Fund’s assets in conformity with the stated investment policies of the Fund. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Fund to operate.
The Advisory Agreement will continue in effect with respect to the Fund from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.
The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.
Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, payable monthly, at the annual rate for the Fund based on a percentage of the Fund’s average daily net assets as follows:

Fund Name	Management Fee
Procure Disaster Recovery Strategy ETF	0.75%
Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust (except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Advisor under the Advisory Agreement).
Because the Fund is new, the Fund has not paid any management fees to the Advisor with respect to the Fund as of the date of this SAI.
In addition to providing advisory services under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund’s records; and (v) provides office space and all necessary office equipment and services.

Sub-Advisor
Penserra Capital Management LLC (“Sub-Advisor”) with its principal office located at 4 Orinda Way, 100-A, Orinda, California 94563, serves as the investment sub-adviser for the Fund pursuant to an Investment Sub-Advisory Agreement between the Advisor and Penserra Capital Management LLC, dated September 1, 2018 (referred to as a “Sub-Advisory Agreement”). The Sub-Advisor is responsible for placing purchase and sale orders and shall make investment decisions for the Fund, subject to the supervision by the Advisor. For its services, the Sub-Advisor is compensated by the Adviser.
Because the Fund is new, the Advisor has not paid any management fees to the Sub-Advisor with respect to the Fund as of the date of this SAI.
Portfolio Managers
The Sub-Advisor supervises and manages the investment portfolio of the Fund and will direct the purchase and sale of the Fund’s investment securities. The Sub-Advisor utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.
Dustin Lewellyn, Ernesto Tong, and Anand Desai of Penserra Capital Management LLC (“Penserra” or “Sub-Advisor”) are the Fund’s portfolio managers and are jointly responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.
Other Accounts Managed
The following tables provide additional information about other portfolios or accounts managed by the Fund’s portfolio managers as of April 30, 2022. The portfolio managers did not manage any accounts with performance-based fees.
Total number of other accounts managed by the portfolio managers within each category below and the total assets in the accounts managed within each category below.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dustin Lewellyn	39	$4.8 billion	0	$0	0	$0
Ernesto Tong	39	$4.8 billion	0	$0	0	$0
Anand Desai	39	$4.8 billion	0	$0	0	$0
Material Conflicts of Interest
Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow the Advisor to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families.

Compensation for the Portfolio Managers
The portfolio managers receive a base pay and an annual bonus incentive based on performance against individual and organizational unit objectives, as well as overall Sub-Advisor results. The plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who obtain results consistent with the objectives of the products under the individual’s management. In addition, these employees also participate in a long-term incentive program. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee’s total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.
Ownership of Securities
As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Fund.
OTHER SERVICE PROVIDERS
Fund Administrator, Custodian, Securities Lending Agent, and Transfer Agent
U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, accountant, and transfer agent. Fund Services’ principal address is 615 East Michigan Street, Milwaukee, WI 53202. Under the Fund Administration and Accounting Agreement with the Trust, Fund Services provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. Fund Services is responsible for maintaining the books and records and calculating the daily net asset value of the Fund. In addition, Fund Services makes available the office space, equipment, personnel and facilities required to provide such services.
Under the Custody Agreement with the Trust, U.S. Bank, National Association, maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. Under the Custody Agreement, U.S. Bank is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.
Pursuant to a Transfer Agency Services Agreement with the Trust, Fund Services acts as transfer agent to the Fund, dividend disbursing agent and shareholder servicing agent to the Fund. Fund Services and U.S. Bank, National Association, are affiliates.
Because the Fund is new, the Advisor has not paid any amount to Fund Services for administrative services rendered to the Fund as of the date of this SAI.
Securities Lending Activities
U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (vii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.
Distributor
Quasar Distributors LLC, the Distributor, is located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202. The Distributor, a subsidiary of Foreside Financial Group, LLC, is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has entered into a Services Agreement with ProcureAM LLC to distribute the Fund.
Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Board intends to adopt a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund will be authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.
Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.
Compliance Services Company
Cipperman Compliance Services (“CCS”), located at 480 East Swedesford Road, Suite 220, Wayne, Pennsylvania 19087, manages the compliance program of the Trust and the Fund. Stacey Gillespie of CCS serves as the Trust’s Chief Compliance Officer (the “CCO”) and performs the functions of the CCO as described in Rule 38a-1 under the 1940 Act. The CCO shall have primary responsibility for administering the Trust’s compliance policies and procedures adopted pursuant to Rule 38a-1 (the “Compliance Program”) and reviewing the Compliance Program, in the manner specified in Rule 38a-1, at least annually or as may be required by Rule 38a-1, as may be amended from time to time. The CCO reports directly to the Board of Trustees regarding the Compliance Program.
Independent Registered Public Accounting Firm
Cohen & Company Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, serves as independent registered public accounting firm. Cohen & Company will perform the annual audit of the Fund’s financial statements, serve as tax advisor to the Trust and will review the Fund’s federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.
Legal Counsel
Chapman and Cutler LLP, 1270 Avenue of the Americas, New York, New York 10020, serves as Legal Counsel to the Trust and the Fund.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the general supervision by the Advisor and the Board, the Sub-Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor, and the negotiation of brokerage commissions. The Fund may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (on Nasdaq or over-the-counter securities and securities listed on an exchange) and agency or over-the-counter transactions executed with an electronic communications network or an alternative trading system.
The Fund will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Fund’s policy will be to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Sub-Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Advisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.
The Sub-Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.
As permitted by Section 28(e) of the 1934 Act, the Sub-Advisor may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission that another broker-dealer would have charged for effecting the transaction, if the Sub-Advisor makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of the Fund’s commission dollars to pay for brokerage and research services provided to the Sub-Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Sub-Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.
Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Sub-Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Sub-Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Sub-Advisor from its own funds, and not by portfolio commissions paid by the Fund.
Research products and services provided to the Sub-Advisor by broker-dealers that effect securities transactions for the Fund may be used by the Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Sub-Advisor in connection with the Fund. Some of these products and services are also available to the Sub-Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Sub-Advisor for services provided to the Fund. The Advisor’s expenses would likely increase if the Sub-Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.
Brokerage Commissions. Because the Fund is new, it has not paid any brokerage commissions as of the date of this SAI.
Portfolio Turnover Rate. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Because the Fund is newly organized, portfolio turnover information is not yet available.
DISCLOSURE OF PORTFOLIO HOLDINGS
Portfolio Disclosure Policy
The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund, including the Advisor. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.
As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission (the “SEC”) applicable to the Fund, regulations of the Fund’s listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third-party service providers.
The Fund will disclose on the Fund’s website (www.ProcureETFs.com) at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its net asset value (the “NAV”) on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.
Daily access to the Fund’s portfolio holdings is permitted to personnel of the Advisor, the Sub-Advisor, the Distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.
The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.
INDICATIVE INTRA-DAY VALUE
The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by ICE Data Indices LLC every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third-party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.
An independent third-party calculator calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.
Although the Fund provides the independent third-party calculator with information to calculate the IIV, the Fund is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.
ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on December 19, 2017 and has authorized capital of an unlimited number of shares of beneficial interest of no par value that may be issued in more than one class or series.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.
All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Fund.
The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Fund’s shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
Book Entry Only System
DTC will act as securities depositary for the Shares. The Shares of the Fund is represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.
DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (the “DTC

Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries.
Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares will be limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners will be effected as follows. DTC will make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses represented by such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.
Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

PURCHASE AND REDEMPTION OF CREATION UNITS
Creation
The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Deposit of Securities and Deposit or Delivery of Cash
The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in the Fund’s portfolio as selected by the Advisor (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of the Fund.
The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.
The Custodian through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.
The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Advisor, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.
In addition to the list of names and number of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.
Procedures for Creation of Creation Units
All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
The Distributor will process orders to purchase Creation Units received by telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange (the “Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Distributor no later than 3:00 p.m. New York time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled “Purchase and Redemption of Creation Units—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Placement of Creation Orders Outside the Clearing Process.”
All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.
Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”
Placement of Creation Orders Using the Clearing Process
The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.
Placement of Creation Orders Outside the Clearing Process
Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”).
All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.
Additional transaction fees may be imposed with respect to transactions effected through a DTC Participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 105% of the then-current market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.
Acceptance of Orders for Creation Units
The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.
Creation Units typically are issued on a “T+2 basis” (that is two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 105%, which the Advisor may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized

Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee
Investors will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each creation order is set forth below:

Fund Name	Creation Transaction Fee
Procure Disaster Recovery Strategy ETF	$500
The Creation Transaction Fee may be waived for the Fund when the Advisor or Sub-Advisor believes that waiver of the Creation Transaction Fee is in the best interest of the Fund. When determining whether to waive the Creation Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Creation Transaction Fee will: facilitate the initial launch of the Fund; reduce the cost of portfolio rebalancings; improve the quality of the secondary trading market for the Fund’s shares and not result in the Fund’s bearing additional costs or expenses as a result of the waiver.
An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
In order to seek to replicate the in-kind creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.
Redemption
The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from the Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).
The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.
Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (that is “T+2”). However, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+2 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.
In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption.
Placement of Redemption Orders Using the Clearing Process
Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside the Clearing Process
Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.
The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Fund Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee
Investors will be required to pay to the Custodian a fixed transaction fee (the “Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee for each redemption order is set forth below:

Fund Name	Redemption Transaction Fee
Procure Disaster Recovery Strategy ETF	$500
The Redemption Transaction Fee may be waived for the Fund when the Advisor or Sub-Advisor believes that waiver of the Redemption Transaction Fee is in the best interest of the Fund. When determining whether to waive the Redemption Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Redemption Transaction Fee will: reduce the cost of portfolio rebalancings; improve the quality of the secondary trading market for the Fund’s shares and not result in the Fund’s bearing additional costs or expenses as a result of the waiver.
An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage value of the Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.
In order to seek to replicate the in-kind redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.
Cash Creations and Redemptions
The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares, although it has no current intention of doing so for the Fund. In each instance of such cash creations and redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations and redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
CONTINUOUS OFFERING
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DIVIDENDS AND DISTRIBUTIONS
General Policies
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to improve its Underlying Index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual “investment company taxable income” of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service
No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.
U.S. FEDERAL INCOME TAXATION
Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
Except to the extent discussed below, this summary assumes that a Fund’s shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, RICs, real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.
The Fund has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction.
Tax Treatment of the Fund
In General. The Fund intends to qualify and elect to be treated as a RIC under the Code. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.
To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, the Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnerships that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs. Furthermore, the Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.
Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.
Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year an amount at least equal to the sum of 98% of its ordinary income for the calendar year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the twelve months ended October 31 of such year (or later if the Fund is permitted to elect and so elects), plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. The Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.
Phantom Income. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also — “Certain Debt Instruments” below.)
PFIC Investments. A Fund may purchase shares in a non-U.S. corporation treated as a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. As a result, the Fund may be subject to increased U.S. federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on any “excess distributions” made on, or gain from a sale (or other disposition) of, the PFIC shares even if the Fund distributes such income to its shareholders.
In lieu of the increased income tax and deferred tax interest charges on excess distributions on, and dispositions of, a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with certain information on an annual basis. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of the PFIC.
In the alternative, a Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior net income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.
With a “mark-to-market” or “qualified election fund” election in place on a PFIC, a Fund might be required to recognize in a year income in excess of the sum of the actual distributions received by it on the PFIC shares and the proceeds from its dispositions of the PFIC’s shares. Any such income generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).
Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts, certain foreign currency options and futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, generally are also treated as ordinary income or loss, unless a Fund were to elect otherwise where such an election is permitted.
Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if a Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by a Fund will reduce the return from the Fund’s investments.
Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.
A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of certain swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.
Tax Treatment of Fund Shareholders
Taxation of U.S. Shareholders
The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S.; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the U.S. or under the laws of the U.S., or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.
Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.
Distributions of a Fund’s net investment income and a Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for distributions of “qualified dividend income, as discussed below). Corporate shareholders of a Fund may be eligible to take a dividends-received deduction with respect to some of such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.
A Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that a Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.
Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that a Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by a Fund from a REIT or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax- free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets). Any such distributions will reduce the shareholder’s tax basis in the Shares, and thus will increase the shareholder’s capital gain, or decrease the capital loss, recognized upon a sale or exchange of Shares.
The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain will be entitled to a refund, if any, of their pro rata share of such taxes paid by the Fund only upon filing appropriate returns or claims for refund with the IRS.
With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 37% and long-term capital gain is generally taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 21% on their income and gain.
In addition, individuals with adjusted gross incomes above certain threshold amounts (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.
REIT/REMIC Investments. A Fund may invest in REITs owning residual interests in REMICs. Certain income from a REIT that is attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, the taxable income of any holder of a residual interest cannot be less than the excess interest inclusion. For example, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a non-U.S. shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations (currently 21%). A Fund also is subject to information reporting with respect to any excess inclusion income.
Sales or Exchanges of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long- term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Shares will be disallowed if substantially identical stock or securities are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date of disposition of the Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.
Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant generally recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant generally recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.
In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Fund Shares.
Reportable Transactions. If a Fund shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.
Back-Up Withholding
The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 24% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.
Taxation of Non-U.S. Shareholders
The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.
Dividends. With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income) tax, provided that, among other requirements, the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.
Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in a Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the U.S., the non-U.S. shareholder generally will be exempt from the withholding tax discussed above, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the U.S. for 183 days or more during the taxable year any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by a Fund). Lastly, special rules apply with respect to dividends that are subject to the Foreign Investment in Real Property Act (“FIRPTA”), discussed below (see— “Investments in U.S. Real Property”).
Sales or Exchanges of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the U.S. for 183 days or more during the taxable year, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see—“Investments in U.S. Real Property”).
Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.
Investments in U.S. Real Property. Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as income that is effectively connected with a trade or business of the non-U.S. shareholder conducted in the U.S. and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. A Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the U.S. plus any other assets used or held for use in a business.
An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” A “domestically-controlled RIC” is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.
Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if a Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by such Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the U.S., subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.
Even if a Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends, which may be subject to a U.S. tax and withholding. Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.
All shareholders of the Fund should consult their tax advisers regarding the application of the rules described above.
Foreign Account Tax Compliance Act
The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition of property of a type that can produce U.S.-source interest or dividends. However, proposed regulation may eliminate the requirement to withhold on payments of gross proceeds from dispositions.
The Fund or a shareholder’s broker may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.
The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.
For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.
Shareholder inquiries may be made by writing to the Trust, c/o ProcureAM, LLC, at 16 Firebush Road, Levittown, PA 19056.
FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. Copies of the Annual Report to Shareholders may be obtained, without charge, upon request by contacting U.S. Bank Global Fund Services at the address or telephone number listed on the cover of this SAI.

APPENDIX A
SUMMARY OF PROXY VOTING POLICY AND PROCEDURES
The Advisor exercises its proxy voting rights with regard to the holdings in the Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.
The Advisor seeks to avoid material conflicts of interest through its use of a third party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Advisor engages a third party as an independent fiduciary to vote all proxies for the Fund.
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

A-1

PART C
OTHER INFORMATION
Item 28. Exhibits

(a)	Declaration of Trust of Procure ETF Trust II (“Registrant”). (1)

(b)	By-Laws of Registrant. (1)

(c)	Articles IV, VII and VIII of the Declaration of Trust, Exhibit 28(a) above, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(i)(A)	Investment Advisory Agreement, dated September 1, 2018 between the Registrant and ProcureAM, LLC (“Advisor”), as investment adviser for the Registrant and its investment portfolio (the “Fund”). (1)

(d)(i)(B)	Amendment to the Investment Advisory Agreement, dated May 20, 2022 between the Registrant and the Advisor - filed herewith.

(d)(ii)	Investment Advisory Fee Waiver Agreement dated February 1, 2022 (UFO). (4)

(d)(iii)(A)	Investment Sub-Advisory Agreement between ProcureAM LLC and Penserra Capital Management LLC (“Sub-Advisor”), as investment sub-advisor. (1)

(d)(iii)(B)	Amendment to the Sub-Advisory Agreement, dated May 20, 2022 between the Advisor and the Sub-Advisor - filed herewith.

(e)(i)	Distribution Agreement by and between the Registrant and Quasar Distributors LLC, dated March 31, 2020. (3)

(e)(ii)(A)	Distribution Agreement by and between the Registrant and Quasar Distributors LLC, dated September 1, 2018. (1)

(e)(ii)(B)	Form of Amendment to the Distribution Agreement between the Registrant and Quasar Distributors LLC - filed herewith.

(f)	Not applicable.

(g)(i)(A)	Custody Agreement by and between the Registrant and U.S. Bank National Association. (1)

(g)(i)(B)	Form of Amended Exhibit B to Custody Agreement - filed herewith.

(h)(i)(A)	Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC. (1)

(h)(i)(B)	Form of Amended Exhibit A to Fund Administration Servicing Agreement - filed herewith.

(h)(ii)(A)	Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC. (1)

(h)(ii)(B)	Form of Amended Exhibit A to Fund Accounting Servicing Agreement - filed herewith.

(h)(iii)(A)	Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC. (1)

(h)(iii)(B)	Form of Amended Exhibit A to Transfer Agent Servicing Agreement - filed herewith.

(h)(iv)	Form of Authorized Participant Agreement. (1)

(h)(v)	Form of Purchasing Fund Agreement. (1)

(h)(vi)(A)	Index License Agreement between S-Network Global Indexes Inc. and ProcureAM LLC (UFO). (1)

(h)(vi)(B)	Index License Agreement between GKD Index Partners, LLC and ProcureAM LLC (FEMA) - filed herewith.

(h)(vii)(A)	Compliance Services Agreement by and between the Registrant and Cipperman Compliance Services, LLC. (2)

(h)(viii)(A)	Securities Lending Agreement between U.S. Bank National Association and the Trust. (3)

(i)(i)	Opinion and Consent of Chapman and Cutler LLP regarding the legality of securities registered with respect to UFO. (4)

(i)(ii)	Opinion and Consent of Chapman and Cutler LLP regarding the legality of securities registered with respect to FEMA - filed herewith.

(j)	Consent of independent registered public accounting firm - filed herewith.

(k)	Not applicable.

(l)	Initial Capital Agreement. (1)

(m)(i)	Plan of Distribution Pursuant to Rule 12b-1. (1)

(m)(ii)	Amended 12b-1 Plan. - filed herewith.

(n)	Not applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Advisor and the Registrant. (1)

(p)(ii)	Code of Ethics of the Sub-Advisor. (1)

(q)(i)	Power of Attorney executed by John Jacobs, Erik Liik, James Brenner and Robert Tull. (1)

(1) Incorporated by reference to exhibit previously filed as part of Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-222463 and 811-23323) as filed on January 29, 2019.

(2) Incorporated by reference to exhibit previously filed as part of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-222463 and 811-23323) as filed on February 27, 2020.

(3) Incorporated by reference to exhibit previously filed as part of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-222463 and 811-23323) as filed on February 25, 2021.

(4) Incorporated by reference to exhibit previously filed as part of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-222463 and 811-23323) as filed on February 25, 2022.

Item 29. Persons Controlled by or Under Common Control with Registrant.
Not Applicable.
Item 30. Indemnification
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Declaration of Trust contains the following provisions:
Section 8.1.1 General Limitation of Liability. No personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment advisor, subadviser, principle underwriter or custodian of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee. Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any Trustee in connection with Trust shall be conclusively deemed to have been executed or done only in or with respect to their, his or her capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.
Section 8.2 Liability of Trustee. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon the Trust, the Shareholders and any other person dealing with the Trust. The liability of the Trustees, however, shall be limited by this Section 8.2.
Section 8.2.1 Liability for Own Actions. A Trustee shall be liable to the Trust or the Shareholders only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.
Section 8.2.2 Liability for Actions of Others. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, advisor, administrative distributor, principal underwriter, custodian, transfer agent, dividend disbursing agent, Shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for any act or omission of any other Trustee.
Section 8.2.3 Advice of Experts and Reports of Others. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees hereunder, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. In discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officers appointed by them, any independent public accountant and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of any other party to any contract entered into hereunder.
Section 8.4 Liability of Shareholders. Without limiting the provisions of this Section 8.4 or the DSTA, the Shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware.
Section 8.4.1 Limitation of Liability. No personal liability for any debt or obligation of the Trust shall attach to any Shareholder or former Shareholder of the Trust, and neither the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise.
Section 8.4.2 Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder’s ownership of any Shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust shall, upon request by the Shareholder or former Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon.
Section 8.5 Indemnification.
Section 8.5.1 Indemnification of Covered Persons. Subject to the exceptions and limitations contained in Section 8.5.2, every person who is or has been a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof.
Section 8.5.2 Exceptions. No indemnification shall be provided hereunder to a Covered Person:
(a)  for any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Persons engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (b)  with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or (c)  in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.2) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.
Section 8.5.3 Rights of Indemnification. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.
Section 8.5.4 Expenses of Indemnification. Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 8.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 8.5, provided that either: (a)  Such undertaking is secured by a surety bond or some other appropriate security of the Trust shall be insured against losses arising out of any such advances; or (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is a reason to believe that the recipient ultimately will be found entitled to indemnification.
Section 8.5.5 Certain Defined Terms Relating to Indemnification. As used in this Section 8.5, the following words shall have the meanings set forth below: (a) “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; (b) a “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and (c)  “Liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Section 8.6 Jurisdiction, Venue, and Waiver of Jury Trial. In accordance with Section 3804(e) of the DSTA, any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, this Declaration of Trust or the Trust, any Series or Class or any Shares, including any claim of any nature against the Trust, any Series or Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and all Shareholders and other such Persons hereby irrevocably consent to the jurisdiction of such courts (and the appropriate appellate courts therefrom) in any such suit, action or proceeding and irrevocably waive, to the fullest extent permitted by law, any objection they may make now or hereafter have to the laying of the venue of any such suit, action or proceeding in such court or that any such suit, action or proceeding brought in any such court has been brought in an inconvenient forum and further, IN CONNECTION WITH ANY SUCH SUIT, ACTION, OR PROCEEDING BROUGHT IN THE SUPERIOR COURT IN THE STATE OF DELAWARE, ALL SHAREHOLDERS AND ALL OTHER SUCH PERSONS HEREBY IRREVOCABLY WAIVE THE RIGHT TO A TRIAL BY JURY TO THE FULLEST EXTENT PERMITTED BY LAW. All Shareholders and other such persons agree that service of summons, complaint or other process in connection with any proceedings may be made by registered or certified mail or by overnight courier addressed to such person at the address shown on the books and records of the Trust for such person or at the address of the person shown on the books and records of the Trust with respect to the Shares that such person claims an interest in. Service of process in any such suit, action or proceeding against the Trust or any Trustee or officer of the Trust may be made at the address of the Trust’s registered agent in the State of Delaware. Any service so made shall be effective as if personally made in the State of Delaware.
In addition, the Registrant has entered into an Investment Advisory Agreement with its Investment Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Investment

Advisor’s and Distributor’s personnel may serve as trustees and officers of the Trust. The Investment Advisory Agreement with the Fund provides that the Investment Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Advisor or from reckless disregard by the Investment Advisor of its obligations or duties under the Agreement. Under the Distribution Agreement, the Registrant will indemnify Quasar Distributors LLC against certain liabilities.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.
Trustees and officers liability policies purchased by the Registrant insure the Registrant and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 31. Business and Other Connections of Investment Advisor.
The description of the Investment Advisor is found under the caption “Service Providers—Investment Advisor” in the Prospectus and under the caption “Management Services—Investment Advisor” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Advisor may also provide investment advisory services to persons or entities other than the Registrant. With respect to the Investment Advisor, the response to this Item is incorporated by reference to ProcureAM, LLC’s Form ADV on file with the SEC pursuant to the Investment Advisers Act of 1940, as amended.
Penserra Capital Management LLC (the “Sub-Advisor”) serves as the investment sub-adviser for the Registrant with respect to the Fund. The principal business address of the Sub-Advisor is 4 Orinda Way, 100-A, Orinda California 94563. With respect to the Sub-Advisor, the response to this Item is incorporated by reference to Penserra Capital Management LLC’s Form ADV on file with the SEC pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-80466).
The Advisor’s and Sub-Advisor’s respective Form ADVs may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
Item 32. Distributor
(a)   Quasar Distributors, LLC acts as principal underwriter for the following investment companies:
1.American Trust Allegiance Fund, Series of Advisors Series Trust
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital International Fund, Series of Advisors Series Trust
14.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Growth Fund, Series of Advisors Series Trust
16.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust

26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Semper Brentview Dividend Growth Equity Fund, Series of Advisors Series Trust
34.Semper MBS Total Return Fund, Series of Advisors Series Trust
35.Semper Short Duration Fund, Series of Advisors Series Trust
36.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
37.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
38.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
39.The Aegis Funds
40.Allied Asset Advisors Funds
41.Alpha Architect ETF Trust
42.Angel Oak Funds Trust
43.Angel Oak Strategic Credit Fund
44.Barrett Opportunity Fund, Inc.
45.Bridges Investment Fund, Inc.
46.Brookfield Investment Funds
47.Buffalo Funds
48.Cushingâ Mutual Funds Trust
49.DoubleLine Funds Trust
50.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
51.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
52.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
53.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
54.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
55.The Acquirers Fund, Series of ETF Series Solutions
56.AI Powered International Equity ETF, Series of ETF Series Solutions
57.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
58.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
59.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
60.Aptus Defined Risk ETF, Series of ETF Series Solutions
61.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
62.Blue Horizon BNE ETF, Series of ETF Series Solutions
63.Cboe Vest Bitcoin Managed Volatility Fund, Series of World Funds Trust
64.Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
65.Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust (f/k/a CBOE Vest S&P 500® Buffer Strategy Fund)
66.Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust (f/k/a Cboe Vest S&P 500® Enhanced Growth Strategy Fund)
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Deep Value ETF, Series of ETF Series Solutions
71.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital Housing ETF, Series of ETF Series Solutions
75.iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
76.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
77.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
78.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
79.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
80.Loncar China BioPharma ETF, Series of ETF Series Solutions
81.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
82.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
84.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
85.Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
86.Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
87.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions

88.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
89.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
90.Opus Small Cap Value ETF, Series of ETF Series Solutions
91.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
92.PSYK ETF, Series of ETF Series Solutions
93.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
94.U.S. Global JETS ETF, Series of ETF Series Solutions
95.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
96.U.S. Vegan Climate ETF, Series of ETF Series Solutions
97.Volshares Large Cap ETF, Series of ETF Series Solutions
98.First American Funds, Inc.
99.FundX Investment Trust
100.The Glenmede Fund, Inc.
101.The Glenmede Portfolios
102.The GoodHaven Funds Trust
103.Greenspring Fund, Incorporated
104.Harding, Loevner Funds, Inc.
105.Hennessy Funds Trust
106.Horizon Funds
107.Hotchkis & Wiley Funds
108.Intrepid Capital Management Funds Trust
109.Jacob Funds Inc.
110.The Jensen Quality Growth Fund Inc.
111.Kirr, Marbach Partners Funds, Inc.
112.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
113.Core Alternative ETF, Series of Listed Funds Trust
114.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
115.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
116.LKCM Funds
117.LoCorr Investment Trust
118.Lord Asset Management Trust
119.MainGate Trust
120.ATAC Rotation Fund, Series of Managed Portfolio Series
121.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
122.Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
123.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
124.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
125.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
126.Great Lakes Bond Fund, Series of Managed Portfolio Series
127.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
128.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
129.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
130.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
131.Jackson Square International Growth Fund, Series of Managed Portfolio Series
132.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
133.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
134.LK Balanced Fund, Series of Managed Portfolio Series
135.Muhlenkamp Fund, Series of Managed Portfolio Series
136.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
137.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
138.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
139.Port Street Quality Growth Fund, Series of Managed Portfolio Series
140.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
141.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
142.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
143.Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
144.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
145.Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
146.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
147.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
148.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
149.Argent Small Cap Fund, Series of Manager Directed Portfolios
150.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
151.Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios

152.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
153.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
154.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
155.Matrix Advisors Funds Trust
156.Matrix Advisors Value Fund, Inc.
157.Monetta Trust
158.Nicholas Equity Income Fund, Inc.
159.Nicholas Fund, Inc.
160.Nicholas II, Inc.
161.Nicholas Limited Edition, Inc.
162.Permanent Portfolio Family of Funds
163.Perritt Funds, Inc.
164.Procure ETF Trust I
165.Procure ETF Trust II
166.Professionally Managed Portfolios
167.Prospector Funds, Inc.
168.Provident Mutual Funds, Inc.
169.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
170.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
171.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
172.Aquarius International Fund, Series of The RBB Fund, Inc.
173.Bogle Small Cap Growth Fund, Series of The RBB Fund, Inc.
174.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
175.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
176.Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
177.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
178.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
179.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
180.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
181.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
182.Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
183.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
184.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
185.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
186.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
187.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
189.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
190.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
191.Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.
192.SGI Global Equity Fund, Series of The RBB Fund, Inc.
193.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
194.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
195.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
196.SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
197.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
198.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
199.WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
200.RBC Funds Trust
201.Series Portfolios Trust
202.Thompson IM Funds, Inc.
203.TrimTabs ETF Trust
204.Trust for Advised Portfolios
205.Barrett Growth Fund, Series of Trust for Professional Managers
206.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
207.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
208.Convergence Market Neutral Fund, Series of Trust for Professional Managers
209.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
210.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
211.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
212.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
213.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
214.Jensen Quality Value Fund, Series of Trust for Professional Managers
215.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers

216.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
217.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
218.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
219.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
220.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
221.USQ Core Real Estate Fund
222.Wall Street EWM Funds Trust
223.Wisconsin Capital Funds, Inc.
(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, |Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
(c)      Not applicable.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder are maintained at:

Advisor:	ProcureAM, LLC 16 Firebush Road Levittown, PA 19056

Sub-Advisor:	Penserra Capital Management LLC 4 Orinda Way, 100A Orinda, CA 94563

Administrator:	U.S. Bancorp Fund Services LLC 615 East Michigan Street Milwaukee, WI 53202

Distributor:	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association 1555 North Rivercenter Drive Milwaukee, WI 53212
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

Exhibit List

Exhibit	Description
(d)(i)(B)	Amendment to the Investment Advisory Agreement
(d)(iii)(B)	Amendment to the Sub-Advisory Agreement
(e)(ii)(B)	Form of Amendment to the Distribution Agreement
(g)(i)(B)	Form of Amended Exhibit B to Custody Agreement
(h)(i)(B)	Form of Amended Exhibit A to Fund Administration Servicing Agreement
(h)(ii)(B)	Form of Amended Exhibit A to Fund Accounting Servicing Agreement
(h)(iii)(B)	Form of Amended Exhibit A to Transfer Agent Servicing Agreement
(h)(vi)(B)	Index License Agreement
(i)(ii)	Opinion and Consent of Chapman and Cutler LLP
(j)	Consent of independent registered public accounting firm
(m)(ii)	Amended 12b-1 Plan

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Levittown and State of Pennsylvania on May 20, 2022.

Procure ETF Trust II

By:	/s/ Robert Tull
Robert Tull
President
Pursuant to the requirements of the Securities Act, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John Jacobs*	Trustee	May 20, 2022
John Jacobs

/s/ Erik Liik*	Trustee	May 20, 2022
Erik Liik

/s/ James Brenner*	Trustee	May 20, 2022
James Brenner
/s/ Robert Tull*	Trustee and President	May 20, 2022
Robert Tull

/s/ Adrienne Binik-Chanin*	Treasurer, Chief Financial Officer	May 20, 2022
Adrienne Binik-Chanin	and Principal Accounting Officer

By: /s/ Robert Tull
Robert Tull Attorney-in-Fact*
* Attorney-in-Fact, pursuant to power of attorney previously filed and incorporated herein by reference.